UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08876

Senior Debt Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October

Date of Reporting Period:	January 31, 2008

Item 1. Schedule of Investments

Senior Debt Portfolio	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 116.7% (1)

	Principal
	Amount*	Borrower/Tranche Description	Value
Aerospace and Defense — 1.8%
		Atlantic Inertial Systems, Inc.
GBP	1,008,310	Term Loan, 9.06%, Maturing July 20, 2014	$1,964,430
		AWAS Capital, Inc.
	6,197,277	Term Loan, 6.69%, Maturing March 22, 2013	5,670,508
		BE Aerospace, Inc.
	750,000	Term Loan, 6.73%, Maturing August 24, 2012	746,875
		Colt Defense, LLC
	1,492,500	Term Loan, 6.52%, Maturing July 9, 2014	1,483,172
		DAE Aviation Holdings, Inc.
	669,056	Term Loan, 7.75%, Maturing July 31, 2009	668,638
	572,043	Term Loan, 6.99%, Maturing July 31, 2014	570,255
	755,573	Term Loan, 7.93%, Maturing July 31, 2014	753,212
		Evergreen International Aviation
	2,746,309	Term Loan, 6.81%, Maturing October 31, 2011	2,608,994
		Hawker Beechcraft Acquisition
	372,128	Term Loan, 6.83%, Maturing March 26, 2014	343,346
	4,364,888	Term Loan, 6.83%, Maturing March 26, 2014	4,027,290
		Hexcel Corp.
	1,531,348	Term Loan, 6.46%, Maturing March 1, 2012	1,508,378
		IAP Worldwide Services, Inc.
	3,136,000	Term Loan, 11.13%, Maturing December 30, 2012	2,784,768
		Jet Aviation Holding, AG
	1,056,105	Term Loan, 5.84%, Maturing May 15, 2013	1,003,300
		Spirit AeroSystems, Inc.
	2,702,435	Term Loan, 5.68%, Maturing December 31, 2011	2,685,545
		TransDigm, Inc.
	5,000,000	Term Loan, 6.86%, Maturing June 23, 2013	4,818,750
		Vought Aircraft Industries, Inc.
	2,000,000	Revolving Loan, 5.96%, Maturing December 22, 2009 (2)	1,880,000
	1,000,000	Term Loan, 7.10%, Maturing December 17, 2011	946,667
	2,214,098	Term Loan, 7.34%, Maturing December 17, 2011	2,096,013
		Wesco Aircraft Hardware Corp.
	1,000,000	Term Loan, 10.58%, Maturing September 29, 2014	977,500
			$37,537,641
Air Transport — 0.5%
		Delta Air Lines, Inc.
	3,980,000	Term Loan, 8.08%, Maturing April 30, 2014	$3,623,460
		Northwest Airlines, Inc.
	6,385,500	DIP Loan, 5.99%, Maturing August 21, 2008	5,853,377
			$9,476,837
Automotive — 3.6%
		Accuride Corp.
	5,855,002	Term Loan, 7.56%, Maturing January 31, 2012	$5,646,418
		Adesa, Inc.
	10,671,375	Term Loan, 7.08%, Maturing October 18, 2013	9,369,851
		Affina Group, Inc.
	3,802,126	Term Loan, 6.24%, Maturing November 30, 2011	3,716,578
		Allison Transmission, Inc.
	4,987,500	Term Loan, 7.43%, Maturing September 30, 2014	4,386,327
		CSA Acquisition Corp.
	929,524	Term Loan, 7.38%, Maturing December 23, 2011	884,597
	1,206,217	Term Loan, 7.38%, Maturing December 23, 2011	1,147,917
		Dayco Products, LLC
	4,574,446	Term Loan, 9.27%, Maturing June 21, 2011	3,808,226

		Financiere Truck (Investissement)
EUR	2,074,881	Term Loan, 6.38%, Maturing February 15, 2012	$2,903,105
		Ford Motor Co.
4,974,750		Term Loan, 8.00%, Maturing December 15, 2013	4,368,736
		Fraikin, Ltd.
GBP	690,864	Term Loan, 7.50%, Maturing February 15, 2012 (2)	1,345,969
GBP	596,292	Term Loan, 7.54%, Maturing February 15, 2012	1,161,721
		General Motors Corp.
6,311,250		Term Loan, 7.06%, Maturing November 29, 2013	5,791,361
		Goodyear Tire & Rubber Co.
8,000,000		Term Loan, 6.43%, Maturing April 30, 2010	7,330,000
		HLI Operating Co., Inc.
EUR	109,091	Term Loan, 6.94%, Maturing May 30, 2014	157,482
EUR	1,881,455	Term Loan, 7.59%, Maturing May 30, 2014	2,688,183
		Keystone Automotive Operations, Inc.
3,168,000		Term Loan, 7.44%, Maturing January 12, 2012	2,782,559
		Kwik Fit Group Ltd.
GBP	2,500,000	Term Loan, 8.27%, Maturing August 31, 2013	3,901,450
		LKQ Corp.
2,900,000		Term Loan, 6.57%, Maturing October 12, 2014	2,874,625
		Locafroid Services S.A.S.
EUR	714,174	Term Loan, 7.50%, Maturing February 15, 2012 (2)	999,249
		Tenneco Automotive, Inc.
3,125,000		Term Loan, 6.07%, Maturing March 17, 2014	2,945,312
		TriMas Corp.
375,000		Term Loan, 5.39%, Maturing August 2, 2011	368,906
1,604,687		Term Loan, 5.49%, Maturing August 2, 2013	1,578,611
		United Components, Inc.
3,644,874		Term Loan, 6.86%, Maturing June 30, 2010	3,485,411
			$73,642,594
Beverage and Tobacco — 0.5%
		Beverage Packaging Holdings
EUR	500,000	Term Loan, 6.46%, Maturing May 11, 2015	$694,031
EUR	500,000	Term Loan, 6.71%, Maturing May 11, 2016	697,733
		Culligan International Co.
EUR	3,000,000	Term Loan, 9.32%, Maturing May 31, 2013	2,620,662
		Liberator Midco, Ltd.
EUR	875,000	Term Loan, 7.02%, Maturing October 27, 2013	1,231,828
EUR	875,000	Term Loan, 7.39%, Maturing October 27, 2014	1,238,306
		Southern Wine & Spirits of America, Inc.
1,112,047		Term Loan, 6.34%, Maturing May 31, 2012	1,103,706
		Van Houtte, Inc.
1,751,200		Term Loan, 7.33%, Maturing July 11, 2014	1,681,152
238,800		Term Loan, 7.33%, Maturing July 11, 2014	229,248
			$9,496,666
Brokers, Dealers and Investment House — 0.3%
		AmeriTrade Holding Corp.
6,577,782		Term Loan, 4.77%, Maturing December 31, 2012	$6,313,026
			$6,313,026
Building and Development — 7.0%
		401 North Wabash Venture, LLC
5,415,194		Term Loan, 7.00%, Maturing May 7, 2008 (2)	$5,171,510
		AIMCO Properties, L.P.
9,000,000		Term Loan, 4.79%, Maturing March 23, 2011	8,651,250
		Banning Lewis Ranch Co., LLC
5,250,000		Term Loan, 8.45%, Maturing December 3, 2012 (2)	5,158,125
		Beacon Sales Acquisition, Inc.
1,975,000		Term Loan, 6.78%, Maturing September 30, 2013	1,797,250
		Brickman Group Holdings, Inc.
4,491,063		Term Loan, 7.14%, Maturing January 23, 2014	4,176,688
		Building Materials Corp. of America
5,487,255		Term Loan, 6.69%, Maturing February 22, 2014	4,452,517

		Capital Automotive (REIT)
3,000,130		Term Loan, 6.39%, Maturing December 16, 2010	$2,875,352
		Epco/Fantome, LLC
	4,692,000	Term Loan, 5.90%, Maturing November 23, 2010	4,668,540
		Financiere Daunou S.A.
	1,411,871	Term Loan, 6.96%, Maturing May 31, 2015	1,041,255
	1,430,448	Term Loan, 7.21%, Maturing February 28, 2016	1,062,108
		Forestar USA Real Estate Group, Inc.
	4,225,000	Term Loan, 8.32%, Maturing December 1, 2010	4,182,750
	4,225,000	Term Loan, 8.60%, Maturing December 1, 2010 (2)	4,161,625
		Hearthstone Housing Partners II, LLC
	9,705,882	Revolving Loan, 5.59%, Maturing December 1, 2009 (2)	9,463,235
		Hovstone Holdings, LLC
	2,866,478	Term Loan, 5.80%, Maturing February 28, 2009 (3)	2,546,866
		LNR Property Corp.
	7,225,000	Term Loan, 7.63%, Maturing July 3, 2011	6,683,125
		Materis
EUR	823,329	Term Loan, 6.76%, Maturing April 27, 2014	1,136,302
EUR	876,671	Term Loan, 7.13%, Maturing April 27, 2015	1,215,484
		Mueller Water Products, Inc.
	4,414,881	Term Loan, 5.14%, Maturing May 24, 2014	4,183,100
		NCI Building Systems, Inc.
	2,183,847	Term Loan, 6.73%, Maturing June 18, 2010	2,088,304
		Nortek, Inc.
	6,641,888	Term Loan, 5.53%, Maturing August 27, 2011	6,143,746
		Panolam Industries Holdings, Inc.
	2,103,590	Term Loan, 7.59%, Maturing September 30, 2012	1,840,641
		PLY GEM Industries, Inc.
	6,075,361	Term Loan, 7.58%, Maturing August 15, 2011	5,382,770
	190,027	Term Loan, 7.58%, Maturing August 15, 2011	168,364
		Realogy Corp.
	2,691,022	Term Loan, 7.76%, Maturing September 1, 2014	2,268,868
	9,995,228	Term Loan, 7.51%, Maturing September 1, 2014	8,427,226
		South Edge, LLC
	4,475,000	Term Loan, 5.31%, Maturing October 31, 2009	3,423,375
		Stile Acquisition Corp.
	4,114,084	Term Loan, 5.65%, Maturing April 6, 2013	3,561,953
		Stile U.S. Acquisition Corp.
	4,121,093	Term Loan, 5.65%, Maturing April 6, 2013	3,568,021
		Tousa/Kolter, LLC
	4,643,600	Term Loan, 7.00%, Maturing March 31, 2031 (3)	4,021,358
		TRU 2005 RE Holding Co.
	13,750,000	Term Loan, 7.63%, Maturing December 9, 2008	12,933,594
		United Subcontractors, Inc.
	2,675,000	Term Loan, 12.21%, Maturing June 27, 2013 (3)	1,916,905
		WCI Communities, Inc.
	7,003,125	Term Loan, 9.66%, Maturing December 23, 2010	6,200,686
		Wintergames Acquisition ULC
	9,902,956	Term Loan, 6.55%, Maturing April 24, 2008	9,742,033
			$144,314,926
Business Equipment and Services — 7.4%
		ACCO Brands Corp.
1,389,900		Term Loan, 6.38%, Maturing August 17, 2012	$1,299,556
		Activant Solutions, Inc.
	2,234,154	Term Loan, 6.77%, Maturing May 1, 2013	2,052,629
		Affiliated Computer Services
	2,450,000	Term Loan, 5.29%, Maturing March 20, 2013	2,351,427
	6,451,750	Term Loan, 5.85%, Maturing March 20, 2013	6,192,170
		Affinion Group, Inc.
	6,764,971	Term Loan, 7.44%, Maturing October 17, 2012	6,347,795
		Allied Security Holdings, LLC
	3,675,000	Term Loan, 7.83%, Maturing June 30, 2010	3,472,875
		Buhrmann US, Inc.
	4,454,247	Term Loan, 7.00%, Maturing December 31, 2010	4,365,162

		Cellnet Group, Inc.
1,249,633		Term Loan, 6.86%, Maturing July 22, 2011	$1,171,922
		DynCorp International, LLC
3,901,604		Term Loan, 6.88%, Maturing February 11, 2011	3,680,512
		Education Management, LLC
5,749,581		Term Loan, 6.63%, Maturing June 1, 2013	5,329,539
		Info USA, Inc.
1,960,200		Term Loan, 6.83%, Maturing February 14, 2012	1,911,195
		Intergraph Corp.
837,381		Term Loan, 7.03%, Maturing May 29, 2014	803,886
2,000,000		Term Loan, 11.06%, Maturing November 29, 2014	1,960,000
		iPayment, Inc.
2,896,942		Term Loan, 6.45%, Maturing May 10, 2013	2,549,309
		ista International GmbH
EUR	3,545,609	Term Loan, 6.77%, Maturing May 14, 2015	4,462,185
EUR	704,391	Term Loan, 6.77%, Maturing May 14, 2015	886,483
		Kronos, Inc.
2,642,518		Term Loan, 7.08%, Maturing June 11, 2014	2,358,447
		Language Line, Inc.
7,179,139		Term Loan, 6.52%, Maturing June 11, 2011	6,936,843
		Mitchell International, Inc.
1,000,000		Term Loan, 10.13%, Maturing March 28, 2015	890,000
		N.E.W. Holdings I, LLC
4,735,414		Term Loan, 7.13%, Maturing May 22, 2014	4,167,164
		Protection One, Inc.
3,194,372		Term Loan, 6.45%, Maturing March 31, 2012	2,938,822
		Quantum Corp.
1,282,500		Term Loan, 8.33%, Maturing July 12, 2014	1,244,025
		Quintiles Transnational Corp.
5,698,500		Term Loan, 6.83%, Maturing March 31, 2013	5,488,368
		RiskMetrics Group Holdings, LLC
3,597,813		Term Loan, 7.08%, Maturing January 11, 2014	3,471,889
		Sabre, Inc.
10,884,245		Term Loan, 5.24%, Maturing September 30, 2014	8,953,652
		Serena Software, Inc.
1,540,000		Term Loan, 7.18%, Maturing March 10, 2013	1,467,492
		Sitel (Client Logic)
5,086,331		Term Loan, 5.94%, Maturing January 29, 2014	4,539,550
		Solera Nederland Holdings
2,628,033		Term Loan, 7.06%, Maturing May 15, 2014	2,509,772
		SunGard Data Systems, Inc.
30,332,459		Term Loan, 6.90%, Maturing February 11, 2013	28,187,075
		TDS Investor Corp.
EUR	1,052,910	Term Loan, 7.02%, Maturing August 23, 2013	1,399,147
3,980,000		Term Loan, 7.08%, Maturing August 23, 2013	3,635,483
4,957,361		Term Loan, 7.08%, Maturing August 23, 2013	4,584,786
994,697		Term Loan, 7.08%, Maturing August 23, 2013	919,940
		Transaction Network Services, Inc.
2,056,594		Term Loan, 7.48%, Maturing May 4, 2012	1,984,613
		Valassis Communications, Inc.
1,485,571		Term Loan, 6.58%, Maturing March 2, 2014	1,329,586
		VWR International, Inc.
4,400,000		Term Loan, 7.33%, Maturing June 28, 2013	4,053,500
		WAM Acquisition, S.A.
EUR	768,581	Term Loan, 6.96%, Maturing May 4, 2014	1,027,528
EUR	481,419	Term Loan, 6.96%, Maturing May 4, 2014	644,102
EUR	768,581	Term Loan, 7.21%, Maturing May 4, 2015	1,033,217
EUR	481,419	Term Loan, 7.21%, Maturing May 4, 2015	647,342
		West Corp.
10,103,445		Term Loan, 5.85%, Maturing October 24, 2013	9,349,475
			$152,598,463
Cable and Satellite Television — 8.4%
		Atlantic Broadband Finance, LLC
7,478,941		Term Loan, 7.08%, Maturing February 10, 2011	$7,154,856

		Bragg Communications, Inc.
5,112,188		Term Loan, 7.58%, Maturing August 31, 2014	$5,061,066
		Bresnan Broadband Holdings, LLC
1,447,000		Term Loan, 5.93%, Maturing March 29, 2014	1,352,342
5,000,000		Term Loan, 6.84%, Maturing March 29, 2014	4,672,915
		Casema
EUR	1,000,000	Term Loan, 8.44%, Maturing May 14, 2016	1,422,857
		Cequel Communications, LLC
16,128,125		Term Loan, 6.66%, Maturing November 5, 2013	14,104,771
		Charter Communications Operating, Inc.
37,394,539		Term Loan, 5.26%, Maturing April 28, 2013	32,738,208
		CSC Holdings, Inc.
9,432,000		Term Loan, 6.90%, Maturing March 29, 2013	8,700,181
		DirecTV Holdings, LLC
3,716,625		Term Loan, 4.78%, Maturing April 13, 2013	3,646,682
		Insight Midwest Holdings, LLC
9,838,125		Term Loan, 6.73%, Maturing April 6, 2014	9,049,707
		Kabel Deutschland GmbH
EUR	5,400,000	Term Loan, 6.48%, Maturing March 31, 2012	7,375,609
		Kablecom
EUR	1,000,000	Term Loan, 6.69%, Maturing November 14, 2014	1,437,492
EUR	1,000,000	Term Loan, 7.19%, Maturing November 14, 2015	1,444,368
		Mediacom Broadband Group
1,945,499		Term Loan, 5.46%, Maturing January 31, 2015	1,730,799
		Mediacom Illinois, LLC
3,000,000		Term Loan, 5.55%, Maturing September 30, 2012	2,739,375
5,963,513		Term Loan, 5.46%, Maturing January 31, 2015	5,318,177
		NTL Investment Holdings, Ltd.
3,710,370		Term Loan, 6.06%, Maturing March 30, 2012	3,506,300
GBP	1,562,881	Term Loan, 7.66%, Maturing March 30, 2012	2,861,553
GBP	1,337,119	Term Loan, 7.66%, Maturing March 30, 2012	2,448,196
GBP	1,690,449	Term Loan, 7.68%, Maturing March 30, 2012	3,095,125
GBP	859,551	Term Loan, 7.68%, Maturing March 30, 2012	1,573,792
GBP	1,000,000	Term Loan, 8.90%, Maturing March 30, 2013	1,812,394
		Orion Cable GmbH
EUR	1,450,000	Term Loan, 7.47%, Maturing October 31, 2014	2,043,361
EUR	1,450,000	Term Loan, 7.98%, Maturing October 31, 2015	2,046,427
		ProSiebenSat.1 Media AG
EUR	1,590,800	Term Loan, 6.50%, Maturing March 2, 2015	1,850,118
EUR	219,923	Term Loan, 6.55%, Maturing June 26, 2015	284,768
EUR	5,315,144	Term Loan, 6.55%, Maturing June 26, 2015	6,882,321
EUR	1,590,800	Term Loan, 6.74%, Maturing March 2, 2016	1,861,894
		San Juan Cable, LLC
	980,014	Term Loan, 6.98%, Maturing October 31, 2012	886,913
		UPC Broadband Holding B.V.
EUR	13,519,656	Term Loan, 6.30%, Maturing October 16, 2011	18,020,026
	5,456,905	Term Loan, 6.38%, Maturing December 31, 2014	4,932,529
		YPSO Holding SA
EUR	3,969,097	Term Loan, 6.70%, Maturing July 28, 2014	5,160,429
EUR	1,531,743	Term Loan, 6.70%, Maturing July 28, 2014	1,991,499
EUR	2,499,160	Term Loan, 6.70%, Maturing July 28, 2014	3,249,288
			$172,456,338
Chemicals and Plastics — 7.7%
		AZ Chem US, Inc.
	992,500	Term Loan, 7.08%, Maturing February 28, 2013	$853,550
		Brenntag Holding GmbH and Co. KG
	883,636	Term Loan, 5.79%, Maturing December 23, 2013	818,837
	3,616,364	Term Loan, 5.79%, Maturing December 23, 2013	3,351,165
EUR	2,117,647	Term Loan, 6.52%, Maturing December 23, 2013	2,923,188
EUR	496,877	Term Loan, 6.77%, Maturing December 23, 2014	687,857
EUR	385,476	Term Loan, 6.77%, Maturing December 23, 2014	533,638
	1,000,000	Term Loan, 7.79%, Maturing December 23, 2015	935,000
		Celanese Holdings, LLC
	2,500,000	Term Loan, 6.35%, Maturing April 2, 2014	2,358,680
	12,331,813	Term Loan, 6.48%, Maturing April 2, 2014	11,634,720

		Cognis GmbH
EUR	2,510,246	Term Loan, 6.95%, Maturing September 15, 2013	$3,308,609
EUR	614,754	Term Loan, 6.95%, Maturing September 15, 2013	810,272
		Columbian Chemicals Acquisition
	491,149	Term Loan, 6.58%, Maturing March 16, 2013	459,224
		Ferro Corp.
	6,358,403	Term Loan, 6.79%, Maturing June 6, 2012	6,167,651
		First Chemical Holding
EUR	1,500,000	Term Loan, 6.75%, Maturing December 18, 2014 (2)	2,095,379
EUR	1,500,000	Term Loan, 7.24%, Maturing December 18, 2015 (2)	2,104,105
		Foamex L.P.
	3,450,000	Term Loan, 6.48%, Maturing February 12, 2013	3,012,999
		Georgia Gulf Corp.
	2,399,947	Term Loan, 7.03%, Maturing October 3, 2013	2,235,951
		Hexion Specialty Chemicals, Inc.
EUR	749,868	Term Loan, 7.02%, Maturing May 5, 2012	1,049,191
	13,503,833	Term Loan, 7.00%, Maturing May 5, 2013	12,717,991
	2,933,417	Term Loan, 7.13%, Maturing May 5, 2013	2,762,710
	3,980,000	Term Loan, 7.13%, Maturing June 15, 2014	3,748,388
		INEOS Group
	2,265,826	Term Loan, 7.36%, Maturing December 14, 2012	2,037,828
	1,886,500	Term Loan, 7.36%, Maturing December 14, 2013	1,748,942
	1,886,500	Term Loan, 7.86%, Maturing December 14, 2014	1,748,942
		Innophos, Inc.
	1,072,103	Term Loan, 7.08%, Maturing August 10, 2010	1,029,219
		Invista B.V.
	8,844,615	Term Loan, 6.33%, Maturing April 29, 2011	8,461,351
	4,688,303	Term Loan, 6.33%, Maturing April 29, 2011	4,485,145
		ISP Chemco, Inc.
	8,756,000	Term Loan, 6.68%, Maturing June 4, 2014	8,170,442
		Kleopatra
	3,347,500	Term Loan, 7.04%, Maturing January 3, 2016	2,698,922
EUR	1,900,000	Term Loan, 7.12%, Maturing January 3, 2016	2,154,395
		Kranton Polymers, LLC
	4,682,041	Term Loan, 6.75%, Maturing May 12, 2013	4,348,446
		Lucite International Group Holdings
	632,698	Term Loan, 5.50%, Maturing July 7, 2013	582,083
	1,786,910	Term Loan, 5.50%, Maturing July 7, 2013	1,643,957
		MacDermid, Inc.
EUR	1,242,850	Term Loan, 7.02%, Maturing April 12, 2014	1,757,357
		Millenium Inorganic Chemicals
	4,400,000	Term Loan, 7.08%, Maturing April 30, 2014	3,938,000
		Momentive Performance Material
	5,148,000	Term Loan, 7.13%, Maturing December 4, 2013	4,744,433
		Nalco Co.
	13,615,586	Term Loan, 5.87%, Maturing November 4, 2010	13,314,913
		Propex Fabrics, Inc.
	2,518,268	Term Loan, 10.00%, Maturing July 31, 2012	1,819,448
		Rockwood Specialties Group, Inc.
	9,005,960	Term Loan, 4.74%, Maturing December 10, 2012	8,573,800
		Schoeller Arca Systems Holding
EUR	886,834	Term Loan, 7.46%, Maturing November 16, 2015	1,293,351
EUR	824,121	Term Loan, 7.46%, Maturing November 16, 2015	1,201,890
EUR	289,045	Term Loan, 7.46%, Maturing November 16, 2015	421,541
		Solo Cup Co.
	4,913,026	Term Loan, 8.41%, Maturing February 27, 2011	4,768,268
		Solutia, Inc.
	3,780,552	DIP Loan, 6.49%, Maturing March 31, 2008	3,735,658
		TPG Spring UK, Ltd.
EUR	2,288,006	Term Loan, 7.52%, Maturing June 27, 2013	3,222,475
EUR	2,288,006	Term Loan, 8.02%, Maturing June 27, 2013	3,239,414
		Wellman, Inc.
	3,400,000	Term Loan, 8.91%, Maturing February 10, 2009	2,720,000
			$158,429,325

Clothing/Textiles — 0.5%
		Hanesbrands, Inc.
	3,643,504	Term Loan, 5.00%, Maturing September 5, 2013	$3,523,382
	2,025,000	Term Loan, 6.99%, Maturing March 5, 2014	2,008,968
		St. John Knits International, Inc.
	2,035,490	Term Loan, 7.84%, Maturing March 23, 2012	2,004,958
		The William Carter Co.
	2,216,523	Term Loan, 4.75%, Maturing July 14, 2012	2,135,250
			$9,672,558
Conglomerates — 2.4%
		Amsted Industries, Inc.
	5,362,510	Term Loan, 6.38%, Maturing October 15, 2010	$5,194,932
		Blount, Inc.
	1,472,042	Term Loan, 6.38%, Maturing August 9, 2010	1,427,881
		Doncasters (Dunde HoldCo 4 Ltd.)
	1,429,086	Term Loan, 6.82%, Maturing July 13, 2015	1,360,311
	1,429,086	Term Loan, 7.32%, Maturing July 13, 2015	1,363,883
GBP	650,365	Term Loan, 8.20%, Maturing July 13, 2015	1,233,667
GBP	650,365	Term Loan, 8.70%, Maturing July 13, 2015	1,235,821
		GenTek, Inc.
	1,357,281	Term Loan, 6.44%, Maturing February 25, 2011	1,321,653
		Goodman Global Holdings, Inc.
	952,650	Term Loan, 6.59%, Maturing December 23, 2011	948,482
		ISS Holdings A/S
EUR	454,386	Term Loan, 6.95%, Maturing December 31, 2013	617,934
EUR	245,614	Term Loan, 6.95%, Maturing December 31, 2013	334,018
EUR	2,504,202	Term Loan, 6.95%, Maturing December 31, 2013	3,403,689
GBP	1,704,757	Term Loan, 8.22%, Maturing December 31, 2013	3,134,877
		Johnson Diversey, Inc.
	1,050,059	Term Loan, 6.88%, Maturing December 16, 2010	1,013,306
	5,019,101	Term Loan, 6.88%, Maturing December 16, 2011	4,843,432
		Polymer Group, Inc.
	2,000,000	Revolving Loan, 0.00%, Maturing November 22, 2010 (2)	1,900,000
	8,234,378	Term Loan, 7.09%, Maturing November 22, 2012	8,069,690
		RBS Global, Inc.
	3,877,869	Term Loan, 6.43%, Maturing July 19, 2013	3,729,218
	1,084,298	Term Loan, 7.40%, Maturing July 19, 2013	1,042,733
		RGIS Holdings, LLC
	5,638,333	Term Loan, 5.76%, Maturing April 30, 2014	4,933,542
	281,917	Term Loan, 5.77%, Maturing April 30, 2014	246,677
		US Investigations Services, Inc.
	1,994,987	Term Loan, 7.91%, Maturing February 21, 2015	1,857,832
			$49,213,578
Containers and Glass Products — 4.1%
		Berry Plastics Corp.
	8,212,938	Term Loan, 7.16%, Maturing April 3, 2015	$7,120,108
		Bluegrass Container Co.
	1,156,927	Term Loan, 6.57%, Maturing June 30, 2013	1,126,351
	3,866,573	Term Loan, 6.68%, Maturing June 30, 2013	3,764,383
		Consolidated Container Co.
	1,905,575	Term Loan, 5.50%, Maturing March 28, 2014	1,567,335
	1,500,000	Term Loan, 9.58%, Maturing September 28, 2014	887,500
		Crown Americas, Inc.
EUR	980,000	Term Loan, 6.33%, Maturing November 15, 2012	1,407,458
	1,347,500	Term Loan, 6.62%, Maturing November 15, 2012	1,313,812
		Graham Packaging Holdings Co.
	13,994,250	Term Loan, 7.25%, Maturing October 7, 2011	13,012,707
		Graphic Packaging International, Inc.
	18,285,308	Term Loan, 6.03%, Maturing May 16, 2014	16,835,173
		IPG (US), Inc.
	2,065,050	Term Loan, 8.08%, Maturing July 28, 2011	2,052,144

		JSG Acquisitions
EUR	5,500,000	Term Loan, 6.57%, Maturing December 31, 2014	$7,494,385
EUR	5,500,000	Term Loan, 6.63%, Maturing December 31, 2014	7,530,012
		OI European Group B.V.
EUR	3,830,000	Term Loan, 5.71%, Maturing June 14, 2013	5,153,247
		Owens-Brockway Glass Container
	4,787,500	Term Loan, 5.82%, Maturing June 14, 2013	4,627,918
		Pregis Corp.
EUR	2,443,750	Term Loan, 7.27%, Maturing October 12, 2012	3,527,761
		Smurfit-Stone Container Corp.
	1,986,462	Term Loan, 6.60%, Maturing November 1, 2011	1,902,589
	4,376,836	Term Loan, 7.02%, Maturing November 1, 2011	4,190,821
	2,016,115	Term Loan, 7.06%, Maturing November 1, 2011	1,930,991
			$85,444,695
Cosmetics/Toiletries — 0.5%
		American Safety Razor Co.
	1,000,000	Term Loan, 11.69%, Maturing July 31, 2014	$990,000
		Bausch & Lomb, Inc.
	330,000	Term Loan, 6.51%, Maturing April 30, 2015 (2)	322,575
	1,320,000	Term Loan, 8.08%, Maturing April 30, 2015	1,290,300
		KIK Custom Products, Inc.
	430,628	Term Loan, 7.11%, Maturing May 31, 2014	346,656
	2,511,997	Term Loan, 7.11%, Maturing May 31, 2014	2,022,158
		Prestige Brands, Inc.
	5,520,345	Term Loan, 6.98%, Maturing April 7, 2011	5,365,086
			$10,336,775
Drugs — 1.1%
		Chattem, Inc.
	1,152,375	Term Loan, 6.13%, Maturing January 2, 2013	$1,123,566
		Graceway Pharmaceuticals, LLC
	5,606,667	Term Loan, 7.58%, Maturing May 3, 2012	5,219,807
		Pharmaceutical Holdings Corp.
	1,763,438	Term Loan, 6.53%, Maturing January 30, 2012	1,719,352
		Stiefel Laboratories, Inc.
	1,898,559	Term Loan, 6.69%, Maturing December 28, 2013	1,822,617
	2,482,191	Term Loan, 6.69%, Maturing December 28, 2013	2,382,903
		Warner Chilcott Corp.
	2,626,858	Term Loan, 6.59%, Maturing January 18, 2012	2,508,650
	7,637,136	Term Loan, 6.77%, Maturing January 18, 2012	7,293,465
			$22,070,360
Ecological Services and Equipment — 1.3%
		Allied Waste Industries, Inc.
	2,671,140	Term Loan, 6.10%, Maturing January 15, 2012	$2,509,354
	1,278,734	Term Loan, 5.89%, Maturing January 15, 2012	1,201,284
		Blue Waste B.V. (AVR Acquisition)
EUR	4,000,000	Term Loan, 7.02%, Maturing April 1, 2015	5,685,504
		Environmental Systems Products Holdings, Inc.
	233,025	Term Loan, 10.91%, Maturing December 12, 2010 (3)	233,025
		IESI Corp.
	1,000,000	Term Loan, 6.61%, Maturing January 20, 2012	941,250
		Kemble Water Structure Ltd.
GBP	6,500,000	Term Loan, 10.05%, Maturing October 13, 2013	12,142,648
		Sensus Metering Systems, Inc.
	3,249,831	Term Loan, 6.67%, Maturing December 17, 2010	3,103,589
	211,145	Term Loan, 6.88%, Maturing December 17, 2010	201,643
		Waste Services, Inc.
	1,390,947	Term Loan, 7.40%, Maturing March 31, 2011	1,307,490
			$27,325,787
Electronics/Electrical — 2.8%
		AMI Semiconductor, Inc.
	1,125,686	Term Loan, 6.83%, Maturing April 1, 2012	$1,120,058

		Aspect Software, Inc.
	5,436,918	Term Loan, 7.94%, Maturing July 11, 2011	$5,219,441
		EnerSys Capital, Inc.
	3,571,425	Term Loan, 6.67%, Maturing March 17, 2011	3,464,282
		FCI International S.A.S.
	687,820	Term Loan, 6.85%, Maturing November 1, 2013	649,990
	662,180	Term Loan, 6.85%, Maturing November 1, 2013	625,760
	662,180	Term Loan, 6.85%, Maturing November 1, 2013	635,527
	687,820	Term Loan, 6.85%, Maturing November 1, 2013	660,135
		Freescale Semiconductor, Inc.
	13,419,475	Term Loan, 6.38%, Maturing December 1, 2013	11,431,715
		Ganymed 347 VV GmbH
EUR	321,089	Term Loan, 7.10%, Maturing April 30, 2013	463,550
EUR	670,022	Term Loan, 7.10%, Maturing April 30, 2013	967,296
EUR	321,089	Term Loan, 7.84%, Maturing April 30, 2014	462,925
EUR	670,022	Term Loan, 7.84%, Maturing April 30, 2014	972,256
		Infor Enterprise Solutions Holdings
EUR	1,980,000	Term Loan, 7.77%, Maturing July 28, 2012	2,594,455
	8,014,268	Term Loan, 8.58%, Maturing July 28, 2012	7,292,984
	4,181,357	Term Loan, 8.58%, Maturing July 28, 2012	3,805,035
	500,000	Term Loan, 10.33%, Maturing March 2, 2014	428,750
		Invensys International Holding
	1,083,333	Term Loan, 6.90%, Maturing December 15, 2010	1,058,056
	1,166,667	Term Loan, 6.60%, Maturing January 15, 2011	1,160,833
		Network Solutions, LLC
	2,390,452	Term Loan, 6.99%, Maturing March 7, 2014	2,139,454
		Open Solutions, Inc.
	5,534,166	Term Loan, 5.85%, Maturing January 23, 2014	5,112,185
		Sensata Technologies Finance Co.
	2,413,250	Term Loan, 5.06%, Maturing April 27, 2013	2,175,374
		VeriFone, Inc.
	235,000	Term Loan, 5.25%, Maturing October 31, 2013	226,775
		Vertafore, Inc.
	4,912,968	Term Loan, 7.52%, Maturing January 31, 2012	4,642,755
			$57,309,591
Equipment Leasing — 0.7%
		Maxim Crane Works, L.P.
	2,910,375	Term Loan, 6.60%, Maturing June 29, 2014	$2,633,889
		The Hertz Corp.
	938,271	Term Loan, 4.91%, Maturing December 21, 2012	899,078
	5,201,971	Term Loan, 6.89%, Maturing December 21, 2012	4,984,680
		United Rentals, Inc.
	1,587,785	Term Loan, 6.75%, Maturing February 14, 2011	1,524,273
	4,173,772	Term Loan, 6.09%, Maturing February 14, 2011	4,006,821
			$14,048,741
Farming/Agriculture — 0.4%
		BF Bolthouse HoldCo, LLC
	2,009,000	Term Loan, 7.00%, Maturing December 16, 2012	$1,906,039
	1,000,000	Term Loan, 10.33%, Maturing December 16, 2013	925,000
		Central Garden & Pet Co.
	3,699,076	Term Loan, 5.67%, Maturing February 28, 2014	3,227,443
		United Agri Products, Inc.
	1,967,560	Term Loan, 6.68%, Maturing June 8, 2012	1,926,979
			$7,985,461
Financial Intermediaries — 1.5%
		Citco III, Ltd.
	5,525,000	Term Loan, 6.97%, Maturing June 30, 2014	$5,241,844
		E.A. Viner International Co.
	333,300	Term Loan, 7.33%, Maturing July 31, 2013	324,967
		Grosvenor Capital Management
	1,508,826	Term Loan, 6.82%, Maturing December 5, 2013	1,440,929

		INVESTools, Inc.
	1,625,000	Term Loan, 8.09%, Maturing August 13, 2012	$1,592,500
		Jupiter Asset Management Group
GBP	1,364,884	Term Loan, 8.73%, Maturing June 30, 2015	2,467,489
		LPL Holdings, Inc.
	11,815,688	Term Loan, 6.83%, Maturing December 18, 2014	11,151,056
		Nuveen Investments, Inc.
	4,400,000	Term Loan, 7.29%, Maturing November 2, 2014	4,271,093
		Oxford Acquisition III, Ltd.
	3,068,405	Term Loan, 5.64%, Maturing May 24, 2014	2,756,450
		RJO Holdings Corp. (RJ O’Brien)
	1,521,188	Term Loan, 6.28%, Maturing July 31, 2014	1,213,147
			$30,459,475
Food Products — 3.6%
		Advantage Sales & Marketing, Inc.
	5,144,698	Term Loan, 5.77%, Maturing March 29, 2013	$4,784,569
	1,396,147	Term Loan, 5.77%, Maturing March 29, 2013	1,298,417
		American Seafoods Group, LLC
	1,939,260	Term Loan, 6.58%, Maturing September 30, 2012	1,856,842
		B&G Foods, Inc.
	1,130,435	Term Loan, 7.06%, Maturing February 23, 2013	1,085,217
		BL Marketing, Ltd.
GBP	1,500,000	Term Loan, 8.81%, Maturing December 20, 2013	2,863,254
GBP	1,500,000	Term Loan, 7.83%, Maturing December 31, 2013	2,829,172
GBP	1,500,000	Term Loan, 9.31%, Maturing December 20, 2014	2,867,068
		Black Lion Beverages III B.V.
EUR	1,000,000	Term Loan, 7.10%, Maturing December 31, 2013	1,387,368
EUR	961,151	Term Loan, 7.67%, Maturing December 31, 2014	1,340,586
		Charden International B.V.
EUR	742,505	Term Loan, 6.70%, Maturing March 14, 2014	1,062,708
EUR	742,505	Term Loan, 7.20%, Maturing March 14, 2015	1,071,182
		Chiquita Brands, LLC
	2,755,114	Term Loan, 6.31%, Maturing June 28, 2012	2,691,747
		Dean Foods Co.
	12,182,938	Term Loan, 6.58%, Maturing April 2, 2014	11,392,435
		Dole Food Company, Inc.
	525,581	Term Loan, 6.38%, Maturing April 12, 2013	480,119
	3,872,878	Term Loan, 6.55%, Maturing April 12, 2013	3,537,874
	1,161,863	Term Loan, 6.70%, Maturing April 12, 2013	1,061,362
		Foodvest Limited
GBP	250,000	Term Loan, 8.93%, Maturing March 16, 2014	470,286
GBP	229,317	Term Loan, 9.43%, Maturing March 16, 2015	433,658
		Michael Foods, Inc.
	2,552,233	Term Loan, 6.85%, Maturing November 21, 2010	2,505,177
		Nash-Finch Co.
	2,624,966	Term Loan, 7.13%, Maturing November 12, 2010	2,506,842
		Pinnacle Foods Finance, LLC
	3,000,000	Revolving Loan, 0.00%, Maturing April 2, 2013 (2)	2,850,000
	13,158,875	Term Loan, 7.48%, Maturing April 2, 2014	11,908,782
		Reddy Ice Group, Inc.
	7,975,000	Term Loan, 6.13%, Maturing August 9, 2012	7,616,125
		Ruby Acquisitions, Ltd.
GBP	883,262	Term Loan, 9.30%, Maturing January 5, 2015	1,595,697
		United Biscuit Holdco, Ltd.
EUR	536,692	Term Loan, 6.83%, Maturing December 14, 2014	697,681
GBP	1,713,045	Term Loan, 7.96%, Maturing December 14, 2014	2,919,029
			$75,113,197
Food Service — 2.1%
		AFC Enterprises, Inc.
	1,137,302	Term Loan, 7.13%, Maturing May 23, 2009	$1,108,869
		Aramark Corp.
	658,325	Term Loan, 7.23%, Maturing January 26, 2014	608,128
	10,497,113	Term Loan, 6.71%, Maturing January 26, 2014	9,696,708

		Buffets, Inc.
	831,933	DIP Loan, Maturing January 22, 2009 (4)	$815,294
	2,357,143	DIP Loan, Maturing January 22, 2009 (4)	2,310,000
	539,583	Term Loan, 7.83%, Maturing May 1, 2013	338,858
	4,039,339	Term Loan, 7.98%, Maturing November 1, 2013	2,536,705
		Burger King Corp.
	2,099,544	Term Loan, 6.38%, Maturing June 30, 2012	2,060,178
		CBRL Group, Inc.
	5,529,203	Term Loan, 6.40%, Maturing April 27, 2013	5,211,273
		Denny’s, Inc.
	234,333	Term Loan, 4.63%, Maturing March 31, 2012	227,303
	965,977	Term Loan, 6.85%, Maturing March 31, 2012	936,998
		JRD Holdings, Inc.
	2,082,813	Term Loan, 7.19%, Maturing June 26, 2014	1,994,293
		Maine Beverage Co., LLC
	2,015,625	Term Loan, 6.58%, Maturing June 30, 2010	2,005,547
		NPC International, Inc.
	2,000,000	Term Loan, 6.12%, Maturing May 3, 2013	1,847,500
		OSI Restaurant Partners, LLC
	197,368	Term Loan, 4.88%, Maturing May 9, 2013	166,982
	2,334,974	Term Loan, 7.13%, Maturing May 9, 2014	1,975,486
		QCE Finance, LLC
	4,242,925	Term Loan, 7.03%, Maturing May 5, 2013	3,825,264
		Sagittarius Restaurants, LLC
	1,252,688	Term Loan, 7.08%, Maturing March 29, 2013	1,127,419
		Selecta
GBP	2,500,000	Term Loan, 8.33%, Maturing June 28, 2015	4,473,000
			$43,265,805
Food/Drug Retailers — 1.6%
		General Nutrition Centers, Inc.
	3,573,000	Term Loan, 7.04%, Maturing September 16, 2013	$3,056,701
		Pantry, Inc. (The)
	788,889	Term Loan, 0.00%, Maturing May 15, 2014 (2)	721,833
	2,747,306	Term Loan, 5.03%, Maturing May 15, 2014	2,513,785
		Rite Aid Corp.
	12,800,000	Term Loan, 5.71%, Maturing June 1, 2014	11,840,000
		Roundy’s Supermarkets, Inc.
	12,114,135	Term Loan, 7.91%, Maturing November 3, 2011	11,667,426
		Supervalu, Inc.
	2,608,339	Term Loan, 5.63%, Maturing June 1, 2012	2,492,414
			$32,292,159
Forest Products — 2.0%
		Appleton Papers, Inc.
	4,427,750	Term Loan, 6.51%, Maturing June 5, 2014	$4,095,669
		Georgia-Pacific Corp.
	11,880,000	Term Loan, 6.84%, Maturing December 20, 2012	10,996,425
	20,266,351	Term Loan, 6.87%, Maturing December 20, 2012	18,759,041
		Newpage Corp.
	4,150,000	Term Loan, 8.69%, Maturing December 5, 2014	4,041,639
		Xerium Technologies, Inc.
	2,944,895	Term Loan, 7.52%, Maturing May 18, 2012	2,672,492
			$40,565,266
Healthcare — 9.0%
		Accellent, Inc.
	2,685,348	Term Loan, 7.79%, Maturing November 22, 2012	$2,295,973
		Alliance Imaging, Inc.
	4,428,777	Term Loan, 6.26%, Maturing December 29, 2011	4,185,195
		American Medical Systems
	4,419,482	Term Loan, 7.54%, Maturing July 20, 2012	4,021,728
		AMN Healthcare, Inc.
	1,110,071	Term Loan, 6.58%, Maturing November 2, 2011	1,060,118

		AMR HoldCo, Inc.
	1,799,742	Term Loan, 7.13%, Maturing February 10, 2012	$1,741,250
		Biomet, Inc.
EUR	4,089,750	Term Loan, 7.78%, Maturing December 26, 2014	5,873,625
	4,463,813	Term Loan, 7.86%, Maturing December 26, 2014	4,342,580
		Capio AB
EUR	454,102	Term Loan, 6.55%, Maturing April 24, 2015	649,652
EUR	545,898	Term Loan, 6.55%, Maturing April 24, 2015	780,978
EUR	454,102	Term Loan, 6.68%, Maturing April 16, 2016	652,173
EUR	545,898	Term Loan, 6.68%, Maturing April 24, 2016	784,009
		Cardinal Health 409, Inc.
	6,044,625	Term Loan, 7.08%, Maturing April 10, 2014	5,394,828
		Carestream Health, Inc.
	5,851,490	Term Loan, 5.76%, Maturing April 30, 2013	5,193,197
		Carl Zeiss Vision Holding GmbH
	3,700,889	Term Loan, 7.64%, Maturing March 23, 2015	3,528,180
		Community Health Systems, Inc.
	1,044,084	Term Loan, 0.00%, Maturing July 25, 2014 (2)	966,179
	20,759,861	Term Loan, 7.33%, Maturing July 25, 2014	19,210,864
		Concentra, Inc.
	2,189,000	Term Loan, 7.08%, Maturing June 25, 2014	2,046,715
		ConMed Corp.
	1,496,535	Term Loan, 4.79%, Maturing April 13, 2013	1,459,121
		CRC Health Corp.
	1,382,500	Term Loan, 7.09%, Maturing February 6, 2013	1,337,569
	3,502,922	Term Loan, 7.09%, Maturing February 6, 2013	3,389,077
		Dako (Eqt Project Delphi)
EUR	1,336,866	Term Loan, 6.84%, Maturing June 12, 2015 (3)	1,680,678
		DaVita, Inc.
	13,807,224	Term Loan, 5.57%, Maturing October 5, 2012	13,124,705
		Gambro Holding AB
	1,292,918	Term Loan, 7.51%, Maturing June 5, 2014	1,239,046
	1,292,918	Term Loan, 8.01%, Maturing June 5, 2015	1,245,511
		HCA, Inc.
	24,589,406	Term Loan, 7.08%, Maturing November 18, 2013	22,781,691
		Health Management Association, Inc.
	9,778,612	Term Loan, 6.56%, Maturing February 28, 2014	8,628,403
		HealthSouth Corp.
	2,861,879	Term Loan, 6.91%, Maturing March 10, 2013	2,683,012
		Iasis Healthcare, LLC
	2,822,747	Term Loan, 5.25%, Maturing March 14, 2014	2,580,462
	971,781	Term Loan, 5.55%, Maturing March 14, 2014 (2)	888,370
	259,141	Term Loan, 5.93%, Maturing March 14, 2014	236,899
		IM US Holdings, LLC
	3,905,375	Term Loan, 6.84%, Maturing June 26, 2014	3,612,472
		Invacare Corp.
	2,844,000	Term Loan, 5.50%, Maturing February 12, 2013	2,703,577
		inVentiv Health, Inc.
	178,571	Term Loan, 0.00%, Maturing July 6, 2014 (2)	169,420
	2,931,696	Term Loan, 6.58%, Maturing July 6, 2014	2,788,776
		Leiner Health Products, Inc.
	3,136,250	Term Loan, 9.65%, Maturing May 27, 2011	1,763,021
		LifeCare Holdings, Inc.
	3,225,750	Term Loan, 9.10%, Maturing August 11, 2012	2,830,596
		LifePoint Hospitals, Inc.
	6,327,801	Term Loan, 6.72%, Maturing April 15, 2012	5,924,404
		Magellan Health Services, Inc.
	1,749,249	Term Loan, 4.42%, Maturing August 15, 2008	1,714,264
	437,312	Term Loan, 6.74%, Maturing August 15, 2008	428,566
		Matria Healthcare, Inc.
	1,384,558	Term Loan, 6.91%, Maturing January 19, 2012	1,349,944
		MultiPlan Merger Corp.
	1,655,111	Term Loan, 5.77%, Maturing April 12, 2013	1,584,769
	1,305,953	Term Loan, 5.77%, Maturing April 12, 2013	1,250,450

		National Mentor Holdings, Inc.
	190,400	Term Loan, 5.32%, Maturing June 29, 2013	$176,596
	3,161,456	Term Loan, 6.73%, Maturing June 29, 2013	2,932,250
		Nyco Holdings
EUR	3,887,500	Term Loan, 7.01%, Maturing December 29, 2014	4,681,409
EUR	3,887,500	Term Loan, 7.76%, Maturing December 29, 2015	4,710,188
		RadNet Management, Inc.
	1,633,504	Term Loan, 8.65%, Maturing November 15, 2012	1,590,625
		ReAble Therapeutics Finance, LLC
	4,537,515	Term Loan, 6.83%, Maturing November 16, 2013	4,321,983
		Renal Advantage, Inc.
	1,100,046	Term Loan, 7.47%, Maturing October 5, 2012	1,031,293
		Select Medical Holding Corp.
	6,124,622	Term Loan, 6.99%, Maturing February 24, 2012	5,721,420
		Sunrise Medical Holdings, Inc.
	2,692,477	Term Loan, 8.59%, Maturing May 13, 2010	2,423,230
		Vanguard Health Holding Co., LLC
	6,872,958	Term Loan, 5.52%, Maturing September 23, 2011	6,383,259
		Viant Holdings, Inc.
	1,741,250	Term Loan, 7.08%, Maturing June 25, 2014	1,578,008
			$185,672,308
Home Furnishings — 2.0%
		Hunter Fan Co.
	162,857	Term Loan, 0.00%, Maturing April 16, 2014 (2)	$140,057
	1,581,207	Term Loan, 7.38%, Maturing April 16, 2014	1,359,838
		Interline Brands, Inc.
	2,783,696	Term Loan, 5.02%, Maturing June 23, 2013	2,724,542
	1,923,913	Term Loan, 5.02%, Maturing June 23, 2013	1,883,030
		Jarden Corp.
	8,514,773	Term Loan, 6.58%, Maturing January 24, 2012	7,997,977
	1,297,542	Term Loan, 6.58%, Maturing January 24, 2012	1,218,789
	1,990,000	Term Loan, 7.33%, Maturing January 24, 2012	1,926,983
		National Bedding Co., LLC
	1,867,412	Term Loan, 5.97%, Maturing August 31, 2011	1,618,425
		Oreck Corp.
	1,256,688	Term Loan, 7.66%, Maturing February 2, 2012 (3)	728,879
		Sanitec, Ltd. Oy
EUR	3,000,000	Term Loan, 7.54%, Maturing April 7, 2013	3,992,992
EUR	3,000,000	Term Loan, 8.04%, Maturing April 7, 2014	4,014,277
		Sealy Mattress Co.
	3,468,750	Term Loan, 6.36%, Maturing August 25, 2012	3,416,719
		Simmons Co.
	8,777,717	Term Loan, 5.75%, Maturing December 19, 2011	8,020,639
	2,000,000	Term Loan, 10.65%, Maturing February 15, 2012	1,560,000
			$40,603,147
Industrial Equipment — 2.5%
		Aearo Technologies, Inc.
	2,288,500	Term Loan, 7.08%, Maturing July 2, 2014	$2,268,476
		Alliance Laundry Holdings, LLC
	1,358,298	Term Loan, 7.63%, Maturing January 27, 2012	1,310,757
		CEVA Group PLC U.S.
EUR	263,806	Term Loan, 7.19%, Maturing January 4, 2014	376,596
EUR	447,973	Term Loan, 7.19%, Maturing January 4, 2014	639,502
EUR	550,562	Term Loan, 7.19%, Maturing January 4, 2014	785,952
	3,494,283	Term Loan, 7.24%, Maturing January 4, 2014	3,406,926
EUR	435,446	Term Loan, 7.77%, Maturing January 4, 2014	624,843
	413,158	Term Loan, 7.83%, Maturing January 4, 2014	402,829
		Colfax Corp.
	4,984,047	Term Loan, 7.13%, Maturing May 30, 2009	4,909,286
		EPD Holdings (Goodyear Engineering Products)
	3,207,586	Term loan, 5.75%, Maturing July 13, 2014	2,902,865
	459,375	Term Loan, 5.78%, Maturing July 13, 2014	415,734
	1,000,000	Term Loan, 8.99%, Maturing July 13, 2015	890,417

		Flowserve Corp.
	6,854,303	Term Loan, 6.40%, Maturing August 10, 2012	$6,677,235
		Generac Acquisition Corp.
	3,748,500	Term Loan, 7.20%, Maturing November 7, 2013	3,159,449
	2,000,000	Term Loan, 10.70%, Maturing April 7, 2014	1,504,286
		Gleason Corp.
	1,748,933	Term Loan, 6.56%, Maturing June 30, 2013	1,637,439
	590,855	Term Loan, 6.56%, Maturing June 30, 2013	553,188
		Jason, Inc.
	1,492,500	Term Loan, 6.52%, Maturing April 30, 2010	1,417,875
		John Maneely Co.
	5,571,074	Term Loan, 7.77%, Maturing December 8, 2013	4,787,146
		KION Group GmbH
	750,000	Term Loan, 6.75%, Maturing December 23, 2014	681,563
	750,000	Term Loan, 7.25%, Maturing December 23, 2015	685,313
		Polypore, Inc.
	8,457,500	Term Loan, 5.52%, Maturing July 3, 2014	7,971,194
EUR	739,282	Term Loan, 6.44%, Maturing July 3, 2014	1,001,542
		TFS Acquisition Corp.
	1,950,313	Term Loan, 8.33%, Maturing August 11, 2013	1,872,300
			$50,882,713
Insurance — 1.3%
		Alliant Holdings I, Inc.
	5,000,000	Term Loan, 5.53%, Maturing August 21, 2012 (2)	$4,650,000
	2,917,688	Term Loan, 7.83%, Maturing August 21, 2014	2,757,215
		CCC Information Services Group, Inc.
	1,984,889	Term Loan, 7.36%, Maturing February 10, 2013	1,935,267
		Conseco, Inc.
	9,513,456	Term Loan, 5.27%, Maturing October 10, 2013	8,617,602
		Crump Group, Inc.
	3,047,175	Term Loan, 7.83%, Maturing August 4, 2014	3,001,467
		Hub International Holdings, Inc.
	506,456	Term Loan, 6.07%, Maturing June 13, 2014 (2)	455,810
	2,255,821	Term Loan, 7.33%, Maturing June 13, 2014	2,030,239
		U.S.I. Holdings Corp.
	2,761,125	Term Loan, 7.58%, Maturing May 4, 2014	2,560,943
			$26,008,543
Leisure Goods/Activities/Movies — 6.1%
		24 Hour Fitness Worldwide, Inc.
	3,782,176	Term Loan, 6.95%, Maturing June 8, 2012	$3,441,780
		AMC Entertainment, Inc.
	6,027,000	Term Loan, 5.04%, Maturing January 26, 2013	5,570,672
		Bombardier Recreational Product
	5,650,633	Term Loan, 6.43%, Maturing June 28, 2013	5,363,394
		Carmike Cinemas, Inc.
	2,195,932	Term Loan, 8.50%, Maturing May 19, 2012	2,053,196
	2,679,511	Term Loan, 8.65%, Maturing May 19, 2012	2,505,343
		Cedar Fair, L.P.
	10,894,149	Term Loan, 5.27%, Maturing August 30, 2012	10,218,037
		Cinemark, Inc.
	10,475,858	Term Loan, 6.51%, Maturing October 5, 2013	9,609,965
		Deluxe Entertainment Services
	96,457	Term Loan, 4.73%, Maturing January 28, 2011	85,846
	2,013,128	Term Loan, 7.08%, Maturing January 28, 2011	1,791,684
	186,084	Term Loan, 7.08%, Maturing January 28, 2011	165,615
		DW Funding, LLC
	2,236,598	Term Loan, 6.58%, Maturing April 30, 2011	2,152,726
		Easton-Bell Sports, Inc.
	1,484,887	Term Loan, 6.85%, Maturing March 16, 2012	1,346,298
		Fender Musical Instruments Corp.
	983,333	Term Loan, 6.97%, Maturing June 9, 2014	894,833
	1,956,833	Term Loan, 7.16%, Maturing June 9, 2014	1,780,718

		HEI Acquisition, LLC
	3,000,000	Term Loan, 7.31%, Maturing April 13, 2014	$2,940,000
		Metro-Goldwyn-Mayer Holdings, Inc.
	20,065,088	Term Loan, 8.11%, Maturing April 8, 2012	17,930,885
		National CineMedia, LLC
	2,700,000	Term Loan, 6.87%, Maturing February 13, 2015	2,463,750
		Regal Cinemas Corp.
	12,593,100	Term Loan, 6.33%, Maturing November 10, 2010	11,690,829
		Revolution Studios Distribution Co., LLC
	4,333,384	Term Loan, 7.03%, Maturing December 21, 2014	4,181,715
	2,825,000	Term Loan, 10.28%, Maturing June 21, 2015	2,754,375
		Six Flags Theme Parks, Inc.
	7,240,208	Term Loan, 7.25%, Maturing April 30, 2015	6,275,856
		Southwest Sports Group, LLC
	3,725,000	Term Loan, 5.75%, Maturing December 22, 2010	3,557,375
		Universal City Development Partners, Ltd.
	6,256,073	Term Loan, 6.45%, Maturing June 9, 2011	6,134,861
		WMG Acquisition Corp.
	2,850,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (2)	2,727,094
	20,134,924	Term Loan, 6.73%, Maturing February 28, 2011	18,876,491
			$126,513,338
Lodging and Casinos — 4.1%
		Ameristar Casinos, Inc.
	3,552,500	Term Loan, 7.43%, Maturing November 10, 2012	$3,508,094
		Bally Technologies, Inc.
	8,026,599	Term Loan, 7.36%, Maturing September 5, 2009	7,983,962
		Choctaw Resort Development Enterprise
	1,345,252	Term Loan, 6.47%, Maturing November 4, 2011	1,318,347
		Full Moon Holdco 3 Ltd.
GBP	500,000	Term Loan, 9.20%, Maturing November 20, 2014	943,058
GBP	500,000	Term Loan, 9.70%, Maturing November 20, 2015	948,442
		Gala Electric Casinos, Ltd.
GBP	2,521,145	Term Loan, 8.81%, Maturing December 12, 2013	4,577,658
GBP	2,521,467	Term Loan, 9.29%, Maturing December 12, 2014	4,600,525
		Green Valley Ranch Gaming, LLC
	1,649,335	Term Loan, 6.99%, Maturing February 16, 2014	1,467,908
		Herbst Gaming, Inc.
	2,457,025	Term Loan, 9.24%, Maturing December 2, 2011	2,260,463
	4,698,099	Term Loan, 9.49%, Maturing December 2, 2011	4,322,251
		Isle of Capri Casinos, Inc.
	1,358,824	Term Loan, 5.04%, Maturing November 30, 2013	1,195,765
	4,506,765	Term Loan, 6.58%, Maturing November 30, 2013	3,965,953
	1,802,705	Term Loan, 6.58%, Maturing November 30, 2013	1,586,381
		LodgeNet Entertainment Corp.
	2,736,250	Term Loan, 6.83%, Maturing April 4, 2014	2,537,872
		New World Gaming Partners, Ltd.
	3,354,167	Term Loan, 7.23%, Maturing June 30, 2014	2,976,823
	670,833	Term Loan, 7.23%, Maturing June 30, 2014	595,365
		Penn National Gaming, Inc.
	18,029,278	Term Loan, 5.66%, Maturing October 3, 2012	17,650,663
		Seminole Tribe of Florida
	1,364,575	Term Loan, 5.56%, Maturing March 5, 2014	1,321,932
	391,263	Term Loan, 6.51%, Maturing March 5, 2014	379,036
	1,334,605	Term Loan, 6.69%, Maturing March 5, 2014	1,292,899
		Venetian Casino Resort/Las Vegas Sands Inc.
	2,860,000	Term Loan, 0.00%, Maturing May 14, 2014 (2)	2,540,933
	11,382,800	Term Loan, 6.58%, Maturing May 23, 2014	10,112,912
		VML US Finance, LLC
	1,400,000	Term Loan, 7.08%, Maturing May 25, 2012	1,308,514
	2,800,000	Term Loan, 7.08%, Maturing May 25, 2013	2,617,028
		Wimar OpCo, LLC
	2,701,445	Term Loan, 9.25%, Maturing January 3, 2012	2,678,369
			$84,691,153

Nonferrous Metals/Minerals — 1.8%
		Alpha Natural Resources, LLC
	2,727,563	Term Loan, 6.59%, Maturing October 26, 2012	$2,683,240
		Euramax Europe B.V.
EUR	1,391,082	Term Loan, 8.11%, Maturing June 29, 2012	1,791,884
		Euramax International, Inc.
	2,042,016	Term Loan, 7.81%, Maturing June 28, 2012	1,759,538
		Magnum Coal Co.
	5,917,330	Term Loan, 6.50%, Maturing March 15, 2013	5,148,077
	602,273	Term Loan, 6.53%, Maturing March 15, 2013	523,977
		Murray Energy Corp.
	1,536,550	Term Loan, 7.91%, Maturing January 28, 2010	1,467,405
		Neo Material Technologies, Inc.
	3,300,000	Term Loan, 8.31%, Maturing August 31, 2009	3,300,000
		Noranda Aluminum Acquisition
	1,313,625	Term Loan, 6.91%, Maturing May 18, 2014	1,242,470
		Novelis, Inc.
	2,098,828	Term Loan, 6.83%, Maturing June 28, 2014	1,933,545
	4,617,422	Term Loan, 6.83%, Maturing June 28, 2014	4,253,800
		Oxbow Carbon and Mineral Holdings
	4,251,808	Term Loan, 6.82%, Maturing May 8, 2014	3,837,257
	380,638	Term Loan, 6.83%, Maturing May 8, 2014	343,525
		Stillwater Mining Co.
	1,320,000	Revolving Loan, 5.81%, Maturing July 30, 2009 (2)	1,296,900
	4,326,694	Term Loan, 5.81%, Maturing July 30, 2010	4,272,611
		Thompson Creek Metals Co.
	2,291,462	Term Loan, 9.40%, Maturing October 26, 2012	2,268,547
			$36,122,776
Oil and Gas — 2.6%
		Atlas Pipeline Partners L.P.
	5,100,000	Term Loan, 6.03%, Maturing July 20, 2014	$5,017,125
		Big West Oil, LLC
	1,333,750	Term Loan, 0.00%, Maturing May 1, 2014 (2)	1,267,063
	1,079,125	Term Loan, 5.50%, Maturing May 1, 2014	1,025,169
		Dresser, Inc.
	5,769,928	Term Loan, 7.41%, Maturing May 4, 2014	5,185,723
		Dynegy Holdings, Inc.
	4,382,979	Term Loan, 4.76%, Maturing April 2, 2013	4,047,681
	765,104	Term Loan, 6.04%, Maturing April 2, 2013	706,573
		Energy Transfer Equity L.P.
	5,825,000	Term Loan, 6.65%, Maturing February 8, 2012	5,648,794
		Enterprise GP Holdings L.P.
	3,325,000	Term Loan, 6.75%, Maturing October 31, 2014	3,295,906
		Hercules Offshore, Inc.
	2,288,500	Term Loan, 6.58%, Maturing July 6, 2013	2,197,246
		Kinder Morgan, Inc.
	8,682,273	Term Loan, 4.78%, Maturing May 21, 2014	8,604,332
		Niska Gas Storage
	743,112	Term Loan, 6.74%, Maturing May 13, 2011	702,241
	444,273	Term Loan, 6.81%, Maturing May 13, 2011	419,838
	655,860	Term Loan, 7.32%, Maturing May 13, 2011	619,787
	4,051,541	Term Loan, 7.32%, Maturing May 12, 2013	3,828,706
		Primary Natural Resources, Inc.
	1,965,000	Term Loan, 6.00%, Maturing July 28, 2010 (3)	1,930,023
		Targa Resources, Inc.
	1,225,740	Term Loan, 6.84%, Maturing October 31, 2012	1,177,323
	3,271,038	Term Loan, 6.90%, Maturing October 31, 2012	3,141,832
		Volnay Acquisition Co.
	4,539,000	Term Loan, 5.27%, Maturing January 12, 2014	4,448,220
			$53,263,582
Publishing — 9.9%
		American Media Operations, Inc.
	12,000,000	Term Loan, 8.25%, Maturing January 31, 2013	$11,280,000

		Aster Zweite Beteiligungs GmbH
2,475,000		Term Loan, 7.39%, Maturing September 27, 2013	$2,309,794
		Black Press US Partnership
649,942		Term Loan, 7.08%, Maturing August 2, 2013	608,508
1,070,493		Term Loan, 7.08%, Maturing August 2, 2013	1,002,249
		CanWest MediaWorks, Ltd.
2,686,500		Term Loan, 7.08%, Maturing July 10, 2014	2,592,472
		Dex Media West, LLC
6,406,965		Term Loan, 6.43%, Maturing March 9, 2010	6,220,260
		GateHouse Media Operating, Inc.
2,061,957		Term Loan, 6.50%, Maturing August 28, 2014	1,649,565
4,838,043		Term Loan, 7.07%, Maturing August 28, 2014	3,870,435
2,225,000		Term Loan, 7.41%, Maturing August 28, 2014	1,824,500
		Idearc, Inc.
22,646,250		Term Loan, 6.83%, Maturing November 17, 2014	20,700,733
		MediaNews Group, Inc.
2,979,625		Term Loan, 7.08%, Maturing August 2, 2013	2,517,783
		Mediannuaire Holding
EUR	3,100,000	Term Loan, 6.68%, Maturing October 24, 2013	4,229,556
EUR	500,000	Term Loan, 7.18%, Maturing October 10, 2014	670,342
EUR	500,000	Term Loan, 7.68%, Maturing October 10, 2015	675,524
		Merrill Communications, LLC
5,638,006		Term Loan, 6.46%, Maturing February 9, 2009	5,356,106
		Nebraska Book Co., Inc.
3,964,860		Term Loan, 7.65%, Maturing March 4, 2011	3,850,870
		Nelson Education, Ltd.
1,546,125		Term Loan, 7.33%, Maturing July 5, 2014	1,431,132
		Newspaper Holdings, Inc.
8,925,000		Term Loan, 6.63%, Maturing July 24, 2014	8,389,500
		Nielsen Finance, LLC
20,589,436		Term Loan, 6.96%, Maturing August 9, 2013	19,085,254
		Penton Media, Inc.
1,786,500		Term Loan, 5.52%, Maturing February 1, 2013	1,597,801
		Philadelphia Newspapers, LLC
2,182,513		Term Loan, 7.92%, Maturing June 29, 2013	1,942,437
		R.H. Donnelley Corp.
9,692,909		Term Loan, 6.40%, Maturing June 30, 2010	9,221,592
		Reader’s Digest Association
4,750,000		Revolving Loan, 6.80%, Maturing March 2, 2013 (2)	4,370,000
16,277,000		Term Loan, 7.19%, Maturing March 2, 2014	14,276,280
		Seat Pagine Gialle SpA
EUR	5,419,677	Term Loan, 6.18%, Maturing May 25, 2012	7,703,399
		Source Media, Inc.
2,038,921		Term Loan, 7.08%, Maturing November 8, 2011	1,936,975
		SP Newsprint Co.
4,511,111		Term Loan, 7.02%, Maturing January 9, 2010	4,082,556
		Springer Science+Business Media
945,117		Term Loan, 7.09%, Maturing May 5, 2011	888,115
1,023,877		Term Loan, 7.47%, Maturing May 5, 2012	967,244
945,117		Term Loan, 7.47%, Maturing May 5, 2012	892,841
		The Star Tribune Co.
1,637,625		Term Loan, 7.08%, Maturing March 5, 2014	1,078,103
		TL Acquisitions, Inc.
5,685,750		Term Loan, 6.20%, Maturing July 5, 2014	5,132,970
		Trader Media Corp.
GBP	6,321,250	Term Loan, 7.68%, Maturing March 23, 2015	11,655,563
		Tribune Co.
8,160,000		Term Loan, 7.40%, Maturing May 17, 2009	7,642,354
8,457,500		Term Loan, 7.91%, Maturing May 17, 2014	6,378,012
		World Directories Acquisition
EUR	3,510,703	Term Loan, 6.72%, Maturing May 31, 2014	4,710,640
		Xsys US, Inc.
3,795,776		Term Loan, 7.39%, Maturing September 27, 2013	3,542,408
EUR	1,546,742	Term Loan, 7.00%, Maturing September 27, 2014	2,136,096
3,877,093		Term Loan, 7.39%, Maturing September 27, 2014	3,639,621
1,290,100		Term Loan, 8.97%, Maturing September 27, 2015	1,130,450

		YBR Acquisition BV
EUR	750,000	Term Loan, 7.27%, Maturing June 30, 2013	$1,070,791
EUR	1,500,000	Term Loan, 7.27%, Maturing June 30, 2013	2,141,583
EUR	750,000	Term Loan, 7.77%, Maturing June 30, 2014	1,077,929
EUR	1,500,000	Term Loan, 7.77%, Maturing June 30, 2014	2,155,859
		Yell Group, PLC
3,850,000		Term Loan, 5.27%, Maturing February 10, 2013	3,625,618
			$203,261,820
Radio and Television — 5.2%
		Block Communications, Inc.
1,810,540		Term Loan, 6.83%, Maturing December 22, 2011	$1,674,750
		Citadel Broadcasting Corp.
11,850,000		Term Loan, 5.70%, Maturing June 12, 2014	10,176,188
		CMP Susquehanna Corp.
4,176,857		Term Loan, 5.81%, Maturing May 5, 2013	3,691,298
		Discovery Communications, Inc.
7,014,750		Term Loan, 6.83%, Maturing April 30, 2014	6,681,549
		Emmis Operating Co.
2,271,457		Term Loan, 6.84%, Maturing November 2, 2013	2,068,446
		Gray Television, Inc.
3,960,000		Term Loan, 6.21%, Maturing January 19, 2015	3,568,950
		LBI Media, Inc.
1,965,000		Term Loan, 4.77%, Maturing March 31, 2012	1,797,975
		NEP II, Inc.
2,158,677		Term Loan, 7.11%, Maturing February 16, 2014	2,041,748
		Nexstar Broadcasting, Inc.
4,537,598		Term Loan, 6.58%, Maturing October 1, 2012	4,129,215
4,296,497		Term Loan, 6.58%, Maturing October 1, 2012	3,909,812
		NextMedia Operating, Inc.
815,110		Term Loan, 5.99%, Maturing November 15, 2012	758,052
362,267		Term Loan, 6.32%, Maturing November 15, 2012	336,908
		PanAmSat Corp.
7,430,938		Term Loan, 6.60%, Maturing January 3, 2014	6,507,376
		Paxson Communications Corp.
8,300,000		Term Loan, 7.51%, Maturing January 15, 2012	7,802,000
		Raycom TV Broadcasting, LLC
7,850,000		Term Loan, 4.81%, Maturing June 25, 2014	7,300,500
		SFX Entertainment
3,843,723		Term Loan, 7.58%, Maturing June 21, 2013	3,728,412
		Spanish Broadcasting System, Inc.
6,175,375		Term Loan, 6.58%, Maturing June 10, 2012	5,619,591
		Tyrol Acquisition 2 SAS
EUR	2,800,000	Term Loan, 6.19%, Maturing January 19, 2015	3,638,775
EUR	2,800,000	Term Loan, 6.65%, Maturing January 19, 2016	3,657,622
EUR	1,250,000	Term Loan, 7.44%, Maturing July 19, 2016	1,560,799
		Univision Communications, Inc.
2,600,000		Term Loan, 5.77%, Maturing March 29, 2009	2,461,875
877,517		Term Loan, 0.00%, Maturing September 29, 2014 (2)	724,043
25,272,483		Term Loan, 5.49%, Maturing September 29, 2014	20,852,427
		Young Broadcasting, Inc.
3,544,125		Term Loan, 7.16%, Maturing November 3, 2012	3,234,014
			$107,922,325
Rail Industries — 0.5%
		Kansas City Southern Railway Co.
6,205,500		Term Loan, 6.58%, Maturing March 30, 2008	$6,048,426
		RailAmerica, Inc.
5,125,000		Term Loan, 7.12%, Maturing August 14, 2008	5,022,500
			$11,070,926
Retailers (Except Food and Drug) — 2.2%
		American Achievement Corp.
1,212,281		Term Loan, 6.70%, Maturing March 25, 2011	$1,139,544
		Amscan Holdings, Inc.
1,588,000		Term Loan, 6.35%, Maturing May 25, 2013	1,453,020

		Claire’s Stores, Inc.
1,169,125		Term Loan, 6.47%, Maturing May 24, 2014	$958,098
		Cumberland Farms, Inc.
4,174,223		Term Loan, 6.06%, Maturing September 29, 2013	4,090,738
		Harbor Freight Tools USA, Inc.
7,199,649		Term Loan, 6.21%, Maturing July 15, 2010	6,569,679
		Josten’s Corp.
2,392,586		Term Loan, 6.72%, Maturing October 4, 2011	2,348,723
		Mapco Express, Inc.
1,910,360		Term Loan, 6.01%, Maturing April 28, 2011	1,819,618
		Neiman Marcus Group, Inc.
2,694,620		Term Loan, 6.69%, Maturing April 5, 2013	2,483,543
		Orbitz Worldwide, Inc.
3,915,188		Term Loan, 7.05%, Maturing July 25, 2014	3,611,760
		Oriental Trading Co., Inc.
1,000,000		Term Loan, 9.28%, Maturing January 31, 2013	840,000
5,672,425		Term Loan, 6.42%, Maturing July 31, 2013	5,048,458
		Rent-A-Center, Inc.
2,983,744		Term Loan, 6.72%, Maturing November 15, 2012	2,741,315
		Rover Acquisition Corp.
2,977,444		Term Loan, 6.28%, Maturing October 26, 2013	2,773,986
		Savers, Inc.
1,037,627		Term Loan, 7.58%, Maturing August 11, 2012	1,006,498
1,129,364		Term Loan, 7.58%, Maturing August 11, 2012	1,095,483
		The Yankee Candle Company, Inc.
2,331,255		Term Loan, 6.83%, Maturing February 6, 2014	2,112,700
		Vivarte
EUR	2,500,000	Term Loan, 6.20%, Maturing May 29, 2015	2,775,059
EUR	2,500,000	Term Loan, 6.70%, Maturing May 29, 2016	2,790,006
			$45,658,228
Steel — 0.1%
		Algoma Acquisition Corp.
1,826,450		Term Loan, 7.33%, Maturing June 20, 2013	$1,703,164
		Gibraltar Industries, Inc.
1,506,163		Term Loan, 6.62%, Maturing December 8, 2010	1,472,274
			$3,175,438
Surface Transport — 0.8%
		Delphi Acquisition Holding, Inc.
1,000,000		Term Loan, 7.21%, Maturing April 10, 2015	$955,625
1,000,000		Term Loan, 7.71%, Maturing April 10, 2016	960,625
		Oshkosh Truck Corp.
2,569,763		Term Loan, 6.90%, Maturing December 6, 2013	2,386,960
		Ozburn-Hessey Holding Co., LLC
1,293,551		Term Loan, 7.10%, Maturing August 9, 2012	1,157,729
		SIRVA Worldwide, Inc.
4,676,217		Term Loan, 11.82%, Maturing December 1, 2010	2,453,064
		Swift Transportation Co., Inc.
10,323,256		Term Loan, 8.19%, Maturing May 10, 2014	8,010,206
			$15,924,209
Telecommunications — 4.2%
		Alaska Communications Systems Holdings, Inc.
6,600,000		Term Loan, 6.58%, Maturing February 1, 2012	$6,219,814
		Alltell Communication
3,117,188		Term Loan, 6.77%, Maturing May 16, 2015	2,847,030
		Asurion Corp.
8,525,000		Term Loan, 7.88%, Maturing July 13, 2012	7,779,063
1,000,000		Term Loan, 11.18%, Maturing January 13, 2013	908,125
		Cellular South, Inc.
1,143,750		Term Loan, 0.00%, Maturing May 29, 2014 (2)	1,092,281
3,414,094		Term Loan, 4.77%, Maturing May 29, 2014	3,260,460
		Centennial Cellular Operating Co., LLC
9,175,000		Term Loan, 6.85%, Maturing February 9, 2011	8,895,924

		Cincinnati Bell, Inc.
1,173,688		Term Loan, 6.29%, Maturing August 31, 2012	$1,123,806
		CommScope, Inc.
	3,200,000	Term Loan, 7.06%, Maturing November 19, 2014	3,136,000
		Crown Castle Operating Co.
	1,359,700	Term Loan, 6.33%, Maturing January 9, 2014	1,261,607
		FairPoint Communications, Inc.
	8,075,000	Term Loan, 6.63%, Maturing February 8, 2012	7,968,006
		Hargray Acquisition Co.
	1,273,833	Term Loan, 7.08%, Maturing June 29, 2014	1,219,695
		Intelsat Bermuda, Ltd.
	3,875,000	Term Loan, 7.13%, Maturing February 1, 2014	3,795,884
		Intelsat Subsidiary Holding Co.
	2,715,006	Term Loan, 6.35%, Maturing July 3, 2013	2,549,391
		Iowa Telecommunications Services
	3,234,000	Term Loan, 6.68%, Maturing November 23, 2011	3,078,364
		IPC Systems, Inc.
	3,582,000	Term Loan, 7.09%, Maturing May 31, 2014	2,988,731
GBP	1,890,500	Term Loan, 8.26%, Maturing May 31, 2014	3,128,796
		Macquarie UK Broadcast Ventures, Ltd.
GBP	2,575,000	Term Loan, 7.95%, Maturing December 26, 2014	4,517,606
		NTelos, Inc.
	3,220,616	Term Loan, 5.53%, Maturing August 24, 2011	3,125,005
		Palm, Inc.
	2,319,188	Term Loan, 6.78%, Maturing April 24, 2014	1,698,805
		Stratos Global Corp.
	3,390,750	Term Loan, 7.59%, Maturing February 13, 2012	3,238,166
		Telesat Canada, Inc.
	1,999,001	Term Loan, 6.92%, Maturing October 22, 2014	1,896,552
	170,855	Term Loan, 7.00%, Maturing October 22, 2014 (2)	162,098
		Triton PCS, Inc.
	6,392,696	Term Loan, 6.53%, Maturing November 18, 2009	6,360,732
		Windstream Corp.
	4,521,251	Term Loan, 5.50%, Maturing July 17, 2013	4,398,332
			$86,650,273
Utilities — 2.6%
		AEI Finance Holding, LLC
636,381		Revolving Loan, 7.83%, Maturing March 30, 2012	$588,653
	4,465,957	Term Loan, 7.83%, Maturing March 30, 2014	4,131,011
		Astoria Generating Co.
	1,395,479	Term Loan, 6.91%, Maturing February 23, 2013	1,337,566
		BRSP, LLC
	5,395,593	Term Loan, 7.91%, Maturing July 13, 2009	5,287,681
		Calpine Corp.
	2,779,000	DIP Loan, 7.08%, Maturing March 30, 2009	2,487,205
		Covanta Energy Corp.
	1,995,876	Term Loan, 6.10%, Maturing February 9, 2014	1,882,776
	4,023,718	Term Loan, 6.57%, Maturing February 9, 2014	3,795,706
		Electricinvest Holding Co.
EUR	595,770	Term Loan, 8.33%, Maturing October 24, 2012	807,119
GBP	600,000	Term Loan, 9.73%, Maturing October 24, 2012	1,087,436
		Mirant North America, LLC
	2,813,644	Term Loan, 5.02%, Maturing January 3, 2013	2,696,408
		NRG Energy, Inc.
	6,339,388	Term Loan, 6.48%, Maturing June 1, 2014	5,839,369
	13,729,459	Term Loan, 6.58%, Maturing June 1, 2014	12,646,548
		Pike Electric, Inc.
	2,248,939	Term Loan, 5.88%, Maturing July 1, 2012	2,209,582
		TXU Texas Competitive Electric Holdings Co., LLC
	2,493,750	Term Loan, 8.40%, Maturing October 10, 2014	2,299,634
	2,493,750	Term Loan, 8.40%, Maturing October 10, 2014	2,307,853

	Vulcan Energy Corp.
4,072,323	Term Loan, 6.38%, Maturing July 23, 2010	$3,838,165
		$53,242,712
Total Senior Floating-Rate Interests (identified cost $2,570,314,989)		$2,400,032,755

Corporate Bonds & Notes — 1.1%

Principal
Amount
(000’s omitted)		Security	Value
Building and Development — 0.4%
		Grohe Holding GMBH, Variable Rate
EUR	6,500	7.451%, 1/15/14 (5)	$8,444,972
			$8,444,972
Cable and Satellite Television — 0.5%
		Iesy Hessen & ISH NRW, Variable Rate
EUR	7,000	7.258%, 4/15/13 (5)	$9,638,706
			$9,638,706
Electronics/Electrical — 0.1%
		NXP BV/NXP Funding, LLC, Variable Rate
	$2,300	7.008%, 10/15/13 (5)	$1,917,625
			$1,917,625
Telecommunications — 0.1%
		Qwest Corp., Sr. Notes, Variable Rate
$3,150		8.241%, 6/15/13 (5)	$3,087,000
			$3,087,000
Total Corporate Bonds & Notes (identified cost $22,439,022)			$23,088,303

Common Stocks — 0.1%

Shares	Security	Value
Automotive — 0.1%
133,410	Hayes Lemmerz International (6)	$469,603
		$469,603
Commercial Services — 0.0%
1,242	Environmental Systems Products Holdings, Inc. (3) (6) (7)	$0
		$0
Diversified Manufacturing — 0.0%
1,782	Gentek, Inc. (6)	$49,450
		$49,450
Investment Services — 0.0%
20,048	Safelite Realty Corp. (3) (6) (7)	$47,514
		$47,514
Total Common Stocks (identified cost $1,334,100)		$566,567

Asset Backed Securities — 0.2%

Principal
Amount
(000’s omitted)	Security	Value
$3,520	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, Variable Rate, 7.019%, 6/15/29 (5) (8)	$3,520,495
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate, 7.329%, 8/11/16 (5) (8)	870,522

Total Asset Backed Securities (identified cost $4,520,495)		$4,391,017

Preferred Stocks — 0.0%

Shares	Security	Value
1,242	Environmental Systems Products Holdings Preferred, (Series A) (3) (6)	$98,255
445	Hayes Lemmerz International (3) (6) (7)	9,210
218	Key Plastics, LLC, Series A (3) (6) (7)	0
Total Preferred Stocks (identified cost $262,185)		$107,465

Warrants — 0.0%

Shares/Rights	Security	Value
4,437	Citation Warrant A14 Expiration 4/06/12 (3) (6)	$0
6,545	Citation Warrant B18 Expiration 4/06/12 (3) (6)	0
1,930	Gentek, Inc., Class B (6) (7)	44,409
940	Gentek, Inc., Class C (6) (7)	24,882
Total Warrants (identified cost $0)		$69,291

Short-Term Investments — 0.5%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.32% (9)	$10,142	$10,142,421
Total Short-Term Investments (identified cost $10,142,421)		$10,142,421
Total Investments — 118.6% (identified cost $2,609,013,212)		$2,438,397,819
Less Unfunded Loan Commitments — (1.8)%		$(37,700,488)
Net Investments — 116.8% (identified cost $2,571,312,724)		$2,400,697,331
Other Assets, Less Liabilities — (16.8)%		$(344,330,217)
Net Assets — 100.0%		$2,056,367,114

DIP	—	Debtor in Possession
REIT	—	Real Estate Investment Trust
EUR	—	Euro
GBP	—	British Pound Sterling
*	—	In U.S. dollars unless otherwise indicated.
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)		This Senior Loan will settle after January 31, 2008, at which time the interest rate will be determined.
(5)		Adjustable rate securities. Rates shown are the rates at period end.

(6)	Non-income producing security.
(7)	Restricted security.
(8)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate value of the securities is $4,391,017 or 0.2% of the Portfolio’s net assets.

(9)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2008 was $408,806.

A summary of financial instruments at January 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date(s)	Deliver	In exchange for	Net Unrealized Depreciation
2/29/08	Euro 170,956,244	United States Dollar 252,437,410	$(512,399)
2/29/08	British Pound Sterling 45,514,266	United States Dollar 90,255,699	(91,290)
			$(603,689)

Purchases

Settlement Date	In exchange for	Deliver	Net Unrealized Depreciation
2/29/08	Euro 1,935,000	United States Dollar 2,875,720	$(12,660)
			$(12,660)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000’s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Lehman Brothers, Inc.	Avago Technologies, Inc.	Sell	$4,000	2.40%	3/20/2012	$27,419
Lehman Brothers, Inc.	CSG Systems, Inc.	Sell	3,000	2.15	9/21/2009	48,073
Lehman Brothers, Inc.	Inergy, L.P.	Sell	3,000	2.20	3/20/2010	80,542
Lehman Brothers, Inc.	Rural Cellular Corp.	Sell	2,000	3.25	6/20/2010	126,316
Lehman Brothers, Inc.	Syniverse Technologies Corp.	Sell	2,000	1.85	3/20/2011	(64,632)
						$217,718

At January 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,571,338,663
Gross unrealized appreciation	$14,509,858
Gross unrealized depreciation	(185,151,190)
Net unrealized depreciation	$(170,641,332)

The net unrealized depreciation on foreign currency, swap contracts and forward contracts at January 31, 2008 on a federal income tax basis was $187,992.

Restricted Securities

At January 31, 2008, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities).  The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities.  The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value

Common Stocks
Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0	$0
Safelite Realty Corp.	9/29/00 - 11/10/00	20,048	0	47,514
			$0	$47,514
Preferred Stocks
Hayes Lemmerz International	6/04/03	445	$22,250	$9,210
Key Plastics, LLC, Series A	4/26/01	218	218,200	0
			$240,450	$9,210
Warrants
Gentek, Inc., Class B	11/11/03	1,930	$0	$44,409
Gentek, Inc., Class C	11/11/03	940	0	24,882
			$0	$69,291
Total Restricted Securities			$240,450	$126,015

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Debt Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	March 28, 2008

By:	/s/ Dan Maalouly
Dan Maalouly
Treasurer

Date:	March 28, 2008